Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of common shares	Share premium	Foreign currency translation reserve	Accumulated deficit	Total for Company's shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2022	$ 98	$ 23,121	$ (2,061)	$ (11,284)	$ 9,874		$ 9,874
Balance (in Shares) at Dec. 31, 2022	44,394,844
Loss for the period				(859)	(859)		(859)
Other comprehensive loss			(478)		(478)		(478)
Total comprehensive loss for the period			(478)	(859)	(1,337)		(1,337)
Balance at Jun. 30, 2023	$ 98	23,121	(2,539)	(12,143)	8,537		8,537
Balance (in Shares) at Jun. 30, 2023	44,394,844
Balance at Dec. 31, 2023	$ 98	23,121	(2,275)	(12,994)	7,950	$ (149)	7,801
Balance (in Shares) at Dec. 31, 2023	44,394,844
Loss for the period				(1,001)	(1,001)	(17)	(1,018)
Other comprehensive loss			(300)		(300)	(2)	(302)
Total comprehensive loss for the period			(300)	(1,001)	(1,301)	(19)	(1,320)
Balance at Jun. 30, 2024	$ 98	$ 23,121	$ (2,575)	$ (13,995)	$ 6,649	$ (168)	$ 6,481
Balance (in Shares) at Jun. 30, 2024	44,394,844